Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash And Cash Equivalents Fair Value	$ 26,254	$ 46,837
Amount pledged as collaterals	2,450	3,820
Restricted cash at fair value	2,450	3,820
Non-current restricted cash and cash equivalents	2,000	2,770
Restricted cash	$ 450	$ 1,050